Derivatives Derivatives - Outstanding Interest Rate Caps (Details)	Sep. 30, 2020 USD ($)
Derivative [Line Items]
Derivative, Variable Interest Rate	3.50%
Derivative Asset, Notional Amount	$ 100,000,000